Gain (loss) on non - financial assets, net - Schedule of impairment losses on non-financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (loss) on non - financial assets, net
Gain on investment property - Right-of-use		$ 742	$ 0
Gain on investment property - Fair value		0	296
Total	$ 0	$ 742	$ 296